                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
            (Address of principal executive offices) (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: January 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Allocator Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended January 31, 2006

Total Return for the 12 Months Ended January 31, 2006

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lehman Brothers U.S. Aggregate Index[2]	Lipper Flexible Portfolio Funds Index[3]
9.25%	8.37%	8.41%	9.44%	10.38%	1.80%	11.56%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For most of the 12-month period ending January 31, 2006, stocks struggled sideways through wars, floods, hurricanes, pestilence, oil price spikes, surging headline inflation, and rising interest rates. High energy prices persisted throughout the year and soared to record levels following the hurricane devastation in the Gulf Coast. The broad stock market came close to being down for the year. But in the end, the strong economic fundamentals came through in a powerful fourth quarter rally that lifted most of the major stock indexes back above water.

Even after the disruptions from Gulf hurricanes and oil price spikes, the economy grew at an annual rate of 4.1 percent during the third quarter of 2005 and 3.5 percent for the full calendar year. Corporate earnings demonstrated strength as well. Core measures of inflation, which exclude food and energy prices, remained relatively flat over the course of the year.

The Federal Open Market Committee (the "Fed") raised the federal funds target rate 25 basis points at each of its nine meetings during the 12-month period. At the end of the period, the target rate stood at 4.50 percent, or 350 basis points higher than when the Fed embarked on its tightening cycle in June of 2004.

Small- and mid-cap stocks led large-cap stocks for the period, with mid-caps performing with particular strength. Growth-oriented stocks lagged value-oriented stocks in the small- and large-cap universes, and growth stocks outpaced value stocks in the mid-cap space.

Elevated oil prices contributed to the outperformance of energy companies, in turn making energy the strongest sector in 2005 across market caps; small- and mid-cap energy companies performed most robustly. Although energy was the clear sector leader for the year, all but two of the major 10 sectors in the S&P 500® Index delivered positive returns.

Performance Analysis

Morgan Stanley Allocator Fund underperformed the S&P 500 Index and the Lipper Flexible Portfolio Funds Index and outperformed the Lehman Brothers U.S. Aggregate Index for the 12-month period ending January 31, 2006, assuming no deduction of applicable sales charges.

Over the entire period, on average, the Fund held an overweighted position in stocks and an underweighted position in bonds relative to its Lipper peer group. While the Fund's emphasis on stocks proved beneficial as stocks outperformed bonds, sector allocation within the Fund's equity portion hindered overall performance.

Throughout a majority of the period, the Fund maintained a considerable underweighted position in energy producers and a complementary overweighted position in select energy consumers relative to the S&P 500 Index. This positioning was based on the premise that oil prices were set to retreat after surging to record highs. Oil prices started to come down in March, which helped performance, and the portfolio management team believed this was the beginning of the anticipated correction. However, prices rallied sharply to new all-time highs during the summer, when the devastating hurricane season shut down significant refining capacity in the Gulf Coast region. Thereafter, oil prices steadily declined into the fourth quarter. The lift to Fund performance, however, was insufficient to offset the prior drag from the energy underweight.

The Fund was positioned for an increase in long-term bond yields with underweights versus the S&P 500 Index in interest-rate sensitive sectors such as financials, real estate and utilities. However, despite the Fed's continued rate increases, long-term bond yields remained low and the interest-rate sensitive sectors continued to outperform the S&P 500 Index.

The Fund benefited from its contrarian tilt toward small- and mid-cap stocks. Although many investors and analysts predicted large-cap strength in 2005, small- and mid-cap stocks led the markets in 2005 and through the close of the reporting period. The Fund was positioned for this outperformance through its exposure to small- and mid-cap stocks. This market capitalization tilt, a move toward bringing the Fund's energy exposure more in line with the S&P 500 Index and exposure to Japanese equities contributed to the Fund's strong positive momentum during the last three months of the period under review.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
U.S. Treasury Securities	4.0%
Energy Select Sector	3.8
Microsoft Corp.	2.7
iShares S&P MidCap 400 Index Fund	2.6
General Electric Co.	2.1
iShares MSCI Japan Index Fund	1.9
Citigroup Inc.	1.8
Intel Corp.	1.5
Fed. Natl. Mtge. Assoc.	1.5
Pfizer, Inc.	1.4

PORTFOLIO COMPOSITION*
Common Stocks	87.6%
Other Securities	1.2
US Government Agencies & Obligations	5.8
Short-Term Paper	2.2
Convertible Corp Nt/Bd	1.8
Corp Notes/Bonds	1.4

* Does not include outstanding long futures with an underlying face amount of $6,771,075 and outstanding short futures with an underlying face amount of $8,474,208 with net unrealized depreciation of $20,346.
Data as of January 31, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., actively allocates the Fund's assets among the three major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments, the combination of which will be varied from time to time both with respect to industry sector weightings and types of securities in response to changing market and economic trends. There is no limit as to the percentage of assets that may be allocated to any one asset class. The Fund may invest 100 percent of its assets in any one of the three major asset categories mentioned above at any time. It is anticipated that there will be significant fluctuations in the allocations over time and thus, the Fund may exhibit higher volatility than other funds.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended January 31, 2006

	Class A Shares* (since 02/26/03)		Class B Shares** (since 02/26/03)		Class C Shares† (since 02/26/03)		Class D Shares†† (since 02/26/03)
Symbol	ALRAX		ALRBX		ALRCX		ALRDX
1 Year	9.25%	[4]	8.37%	[4]	8.41%	[4]	9.44%	[4]
	3.51	[5]	3.37	[5]	7.41	[5]	—
Since Inception	10.10	[4]	9.28	[4]	9.26	[4]	10.36	[4]
	8.09	[5]	8.41	[5]	9.26	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on January 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05 – 01/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/05	01/31/06	08/01/05 – 01/31/06
Class A
Actual (4.76% return)	$1,000.00	$1,047.60	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$7.37
Class B
Actual (4.35% return)	$1,000.00	$1,043.50	$11.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.12	$11.17
Class C
Actual (4.26% return)	$1,000.00	$1,042.60	$11.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.12	$11.17
Class D
Actual (4.84% return)	$1,000.00	$1,048.40	$6.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.16	$6.11

*	Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.20%, 2.20% and 1.20% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (88.5%)
	Aerospace & Defense (1.6%)
7,898	Boeing Co.	$539,512
2,001	General Dynamics Corp.	232,836
1,341	Goodrich Corp.	52,795
1,211	L-3 Communications Holdings, Inc.	98,115
4,362	Lockheed Martin Corp.	295,089
3,629	Northrop Grumman Corp.	225,470
4,514	Raytheon Co.	184,939
1,905	Rockwell Collins, Inc.	89,383
		1,718,139
	Agricultural Commodities/Milling (0.3%)
10,934	Archer-Daniels-Midland Co.	344,421
	Air Freight/Couriers (0.8%)
2,277	FedEx Corp.	230,319
8,279	United Parcel Service, Inc. (Class B)	620,180
		850,499
	Airlines (2.4%)
13,364	Alaska Air Group, Inc.*	426,713
25,400	AMR Corp.*	576,580
24,151	Delta Air Lines, Inc.*	15,215
52,452	Flyi Inc.	525
27,999	Frontier Airlines, Inc.*	188,153
13,725	JetBlue Airways Corp.*	178,974
35,257	Mesa Air Group, Inc.*	410,744
14,438	SkyWest, Inc.	421,301
19,884	Southwest Airlines Co.	327,291
		2,545,496
	Aluminum (0.1%)
3,783	Alcoa, Inc.	119,165
	Apparel/Footwear (0.5%)
1,034	Cintas Corp.	44,048
4,532	Coach, Inc.*	162,925
1,400	Jones Apparel Group, Inc.	43,792
1,275	Liz Claiborne, Inc.	44,268
2,265	Nike, Inc. (Class B)	183,352
1,063	V.F. Corp.	58,975
		537,360

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Apparel/Footwear Retail (0.4%)
6,347	Gap, Inc. (The)	$114,817
3,868	Limited Brands, Inc.	91,517
2,414	Nordstrom, Inc.	100,712
5,129	TJX Companies, Inc. (The)	130,943
		437,989
	Auto Parts: O.E.M. (0.1%)
1,591	Eaton Corp.	105,324
	Biotechnology (1.2%)
9,310	Amgen Inc.*	678,606
2,575	Biogen Idec Inc.*	115,231
1,148	Chiron Corp.*	52,349
1,881	Genzyme Corp.*	133,438
3,354	Gilead Sciences, Inc.*	204,158
1,950	MedImmune, Inc.*	66,534
464	Millipore Corp.*	31,914
		1,282,230
	Building Products (0.2%)
2,274	American Standard Companies, Inc.	81,864
4,449	Masco Corp.	131,913
		213,777
	Casino/Gaming (0.9%)
2,135	Aztar Corp.*	65,886
1,393	Boyd Gaming Corp.	62,964
2,071	GTECH Holdings Corp.	69,213
3,646	Harrah's Entertainment, Inc.	268,346
6,772	International Game Technology	242,302
6,353	Multimedia Games, Inc.*	60,353
2,846	Pinnacle Entertainment, Inc.*	82,022
2,377	Shuffle Master, Inc.*	60,376
		911,462
	Chemicals: Agricultural (0.1%)
1,209	Monsanto Co.	102,293
	Chemicals: Major Diversified (0.4%)
4,171	Dow Chemical Co. (The)	176,433
4,318	Du Pont (E.I.) de Nemours & Co.	169,050
396	Eastman Chemical Co.	19,091
598	Engelhard Corp.	24,099
557	Hercules Inc.*	6,522
1,065	Rohm & Haas Co.	54,209
		449,404

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Chemicals: Specialty (0.2%)
1,079	Air Products & Chemicals, Inc.	$66,564
382	Ashland Inc.*	25,181
571	Chemtura Corp.	7,177
1,485	Praxair, Inc.	78,230
340	Sigma-Aldrich Corp.	22,059
		199,211
	Commercial Printing/Forms (0.1%)
1,625	Donnelley (R.R.) & Sons Co.	52,975
	Computer Communications (1.3%)
4,777	Avaya Inc.*	50,397
71,090	Cisco Systems, Inc.*	1,320,141
865	QLogic Corp.*	34,315
		1,404,853
	Computer Peripherals (0.5%)
25,572	EMC Corp.*	342,665
1,276	Lexmark International, Inc. (Class A)*	61,975
3,902	Network Appliance, Inc.*	121,742
		526,382
	Computer Processing Hardware (2.5%)
8,800	Apple Computer, Inc.*	664,488
25,450	Dell, Inc.*	745,940
2,831	Gateway, Inc.*	7,700
30,392	Hewlett-Packard Co.	947,623
1,996	NCR Corp.*	74,151
36,174	Sun Microsystems, Inc.*	162,783
		2,602,685
	Construction Materials (0.1%)
1,720	Vulcan Materials Co.	123,634
	Contract Drilling (0.3%)
787	Nabors Industries, Ltd. (Bermuda)*	63,944
677	Noble Corp. (Cayman Islands)	54,458
567	Rowan Companies, Inc.	25,419
1,526	Transocean Inc. (Cayman Islands)*	123,835
		267,656
	Data Processing Services (1.1%)
1,418	Affiliated Computer Services, Inc. (Class A)*	88,767
6,182	Automatic Data Processing, Inc.	271,637
2,044	Computer Sciences Corp.*	103,631
1,637	Convergys Corp.*	28,156
8,247	First Data Corp.	371,940

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
2,074	Fiserv, Inc.*	$91,215
4,009	Paychex, Inc.	145,727
		1,101,073
	Department Stores (0.5%)
697	Dillard's, Inc. (Class A)	18,052
2,842	Federated Department Stores, Inc.	189,362
3,769	Kohl's Corp.*	167,306
2,758	Penney (J.C.) Co., Inc.	153,896
		528,616
	Discount Stores (0.7%)
1,255	Big Lots, Inc.*	16,779
3,548	Dollar General Corp.	59,961
1,709	Family Dollar Stores, Inc.	40,931
1,142	Sears Holdings Corp.*	138,684
9,705	Target Corp.	531,349
		787,704
	Electric Utilities (1.0%)
563	Allegheny Energy, Inc.*	19,587
764	Ameren Corp.	38,781
1,500	American Electric Power Co., Inc.	55,980
1,265	CenterPoint Energy, Inc.	16,167
773	Cinergy Corp.	33,587
801	CMS Energy Corp.*	11,590
949	Consolidated Edison, Inc.	44,612
1,236	Dominion Resources, Inc.	93,355
680	DTE Energy Co.	28,696
1,273	Edison International	55,783
831	Entergy Corp.	57,763
2,405	Exelon Corp.	138,095
1,288	FirstEnergy Corp.	64,529
1,530	FPL Group, Inc.	63,939
1,439	PG&E Corp.	53,689
403	Pinnacle West Capital Corp.	17,172
1,482	PPL Corp.	44,653
972	Progress Energy, Inc.	42,399
932	Public Service Enterprise Group, Inc.	64,886
2,706	Southern Co. (The)	94,169
847	TECO Energy, Inc.	14,467
1,569	Xcel Energy, Inc.	30,470
		1,084,369

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.5%)
2,164	American Power Conversion Corp.	$51,287
1,016	Cooper Industries Ltd. (Class A) (Bermuda)	82,956
4,176	Emerson Electric Co.	323,431
2,007	Molex Inc.	60,712
		518,386
	Electronic Components (0.1%)
2,159	Jabil Circuit, Inc.*	87,224
6,246	Sanmina-SCI Corp.*	26,296
11,178	Solectron Corp.*	42,700
		156,220
	Electronic Equipment/Instruments (0.5%)
4,742	Agilent Technologies, Inc.*	160,801
18,631	JDS Uniphase Corp.*	58,315
1,853	Rockwell Automation, Inc.	122,428
1,702	Scientific-Atlanta, Inc.	72,777
2,794	Symbol Technologies, Inc.	34,506
1,024	Tektronix, Inc.	30,208
1,498	Thermo Electron Corp.*	50,393
		529,428
	Electronic Production Equipment (0.6%)
20,092	Applied Materials, Inc.	382,753
2,443	KLA-Tencor Corp.	126,987
1,735	Novellus Systems, Inc.*	49,187
2,463	Teradyne, Inc.*	42,905
		601,832
	Electronics/Appliance Stores (0.3%)
4,449	Best Buy Co., Inc.	225,386
1,827	Circuit City Stores – Circuit City Group	46,059
1,461	RadioShack Corp.	32,434
		303,879
	Electronics/Appliances (0.2%)
3,411	Eastman Kodak Co.	85,616
915	Maytag Corp.	15,756
799	Whirlpool Corp.	64,463
		165,835
	Engineering & Construction (0.1%)
1,458	Fluor Corp.	128,231

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Environmental Services (0.1%)
1,630	Allied Waste Industries, Inc.*	$14,817
4,108	Waste Management, Inc.	129,731
		144,548
	Finance/Rental/Leasing (0.1%)
1,629	CIT Group, Inc.	86,891
482	Ryder System, Inc.	21,545
		108,436
	Financial Conglomerates (3.6%)
41,750	Citigroup, Inc.	1,944,715
28,367	JPMorgan Chase & Co.	1,127,588
2,259	Principal Financial Group, Inc.	106,534
4,225	Prudential Financial, Inc.	318,312
5,472	State Street Corp.	330,837
		3,827,986
	Financial Publishing/Services (0.2%)
967	Equifax, Inc.	37,055
2,041	Moody's Corp.	129,236
		166,291
	Gas Distributors (0.1%)
632	KeySpan Corp.	22,701
1,061	NiSource, Inc.	21,782
933	Sempra Energy	44,831
		89,314
	Home Building (0.6%)
1,551	Centex Corp.	110,726
3,307	D.R. Horton, Inc.	123,417
14,355	Fleetwood Enterprises, Inc.*	170,824
944	KB Home	71,933
1,619	Lennar Corp. (Class A)	101,285
2,614	Pulte Homes, Inc.	104,299
		682,484
	Home Furnishings (0.1%)
2,238	Leggett & Platt, Inc.	55,100
3,197	Newell Rubbermaid, Inc.	75,577
		130,677
	Home Improvement Chains 1.5%)
23,366	Home Depot, Inc. (The)	947,491
8,567	Lowe's Companies, Inc.	544,433
1,251	Sherwin-Williams Co.	66,178
		1,558,102

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Hospital/Nursing Management (0.3%)
3,724	HCA, Inc.	$182,774
2,293	Health Management Associates, Inc. (Class A)	48,199
803	Manor Care, Inc.	31,397
4,354	Tenet Healthcare Corp.*	31,654
		294,024
	Hotels/Resorts/Cruiselines (1.0%)
8,569	Carnival Corp. (Panama)	443,531
6,506	Hilton Hotels Corp.	162,195
3,399	Marriott International, Inc. (Class A)	226,509
4,323	Starwood Hotels & Resorts Worldwide, Inc.	262,882
		1,095,117
	Household/Personal Care (0.0%)
466	International Flavors & Fragrances, Inc.	15,359
	Industrial Conglomerates (4.1%)
4,967	3M Co.	361,349
3,077	Danaher Corp.	174,281
68,834	General Electric Co.†	2,254,314
8,472	Honeywell International, Inc.	325,494
3,452	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	135,560
967	ITT Industries, Inc.	99,118
880	Textron, Inc.	74,325
13,142	Tyco International Ltd. (Bermuda)	342,349
10,188	United Technologies Corp.	594,674
		4,361,464
	Industrial Machinery (0.3%)
2,910	Illinois Tool Works Inc.	245,284
1,285	Parker Hannifin Corp.	97,364
		342,648
	Industrial Specialties (0.1%)
1,202	Ecolab Inc.	43,044
808	PPG Industries, Inc.	48,076
		91,120
	Information Technology Services (1.5%)
1,887	Citrix Systems, Inc.*	58,195
5,479	Electronic Data Systems Corp.	138,016
16,928	International Business Machines Corp.	1,376,246
3,896	Unisys Corp.*	26,064
		1,598,521

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Insurance Brokers/Services (0.2%)
2,597	AON Corp.	$88,869
4,364	Marsh & McLennan Companies, Inc.	132,622
		221,491
	Integrated Oil (2.3%)
594	Amerada Hess Corp.	91,951
14,079	Chevron Corp.	836,011
8,690	ConocoPhillips	562,243
15,361	Exxon Mobil Corp.	963,903
281	Murphy Oil Corp.	16,017
		2,470,125
	Internet Retail (0.1%)
3,393	Amazon.com, Inc.*	152,074
	Internet Software/Services (0.5%)
5,785	Siebel Systems, Inc.	61,379
14,705	Yahoo!, Inc.*	504,970
		566,349
	Investment Banks/Brokers (3.3%)
4,117	Ameriprise Financial, Inc.	167,521
1,860	Bear Stearns Companies, Inc. (The)	235,216
6,128	E*TRADE Group, Inc.*	145,785
6,992	Goldman Sachs Group, Inc. (The)	987,620
4,501	Lehman Brothers Holdings Inc.	632,165
13,719	Merrill Lynch & Co., Inc.	1,029,885
17,187	Schwab (Charles) Corp. (The)	254,196
		3,452,388
	Investment Managers (0.7%)
1,437	Federated Investors, Inc. (Class B)	55,483
2,455	Franklin Resources, Inc.	241,818
3,781	Janus Capital Group, Inc.	78,985
6,915	Mellon Financial Corp.	243,892
2,146	Price (T.) Rowe Group, Inc.	164,019
		784,197
	Investment Trusts/Mutual Funds (9.4%)
143,798	iShares MSCI Japan Index Fund	2,013,172
34,950	iShares S&P MidCap 400 Index Fund	2,719,459
17,900	iShares S&P Smallcap 600 Index fund	1,121,972
69,686	Energy Select Sector	4,018,095
		9,872,698

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (0.7%)
4,090	AFLAC, Inc.	$192,026
1,113	Jefferson-Pilot Corp.	64,921
1,406	Lincoln National Corp.	76,669
6,167	MetLife, Inc.	309,337
861	Torchmark Corp.	48,302
2,460	UnumProvident Corp.	50,012
		741,267
	Major Banks (2.6%)
22,491	Bank of America Corp.	994,777
12,874	Bank of New York Co., Inc. (The)	409,522
1,239	Comerica, Inc.	68,727
10,833	Wachovia Corp.	593,973
11,586	Wells Fargo & Co.	722,503
		2,789,502
	Major Telecommunications (2.7%)
2,627	ALLTEL Corp.	157,699
34,117	AT&T Inc.	885,336
15,908	BellSouth Corp.	457,673
25,140	Sprint Nextel Corp.	575,455
24,083	Verizon Communications Inc.	762,468
		2,838,631
	Managed Health Care (1.7%)
2,580	Aetna, Inc.	249,744
4,030	Caremark Rx, Inc.*	198,679
1,163	CIGNA Corp.	141,421
1,505	Humana, Inc.*	83,934
11,248	UnitedHealth Group Inc.	668,356
5,428	WellPoint Inc.*	416,870
		1,759,004
	Medical Distributors (0.5%)
1,912	AmerisourceBergen Corp.	83,440
3,805	Cardinal Health, Inc.	274,112
2,622	McKesson Corp.	138,966
		496,518
	Medical Specialties (2.2%)
1,557	Applera Corp. – Applied Biosystems Group	44,125
978	Bard (C.R.), Inc.	62,025
498	Bausch & Lomb, Inc.	33,640
5,514	Baxter International, Inc.	203,191
2,243	Becton, Dickinson & Co.	145,346

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
2,283	Biomet, Inc.	$86,320
6,662	Boston Scientific Corp.*	145,698
1,117	Fisher Scientific International, Inc.*	74,694
2,887	Guidant Corp.	212,483
1,470	Hospira, Inc.*	65,782
10,744	Medtronic, Inc.	606,714
1,440	Pall Corp.	41,472
1,206	PerkinElmer, Inc.	27,424
3,218	St. Jude Medical, Inc.*	158,100
3,313	Stryker Corp.	165,319
1,092	Waters Corp.*	45,809
2,195	Zimmer Holdings, Inc.*	151,345
		2,269,487
	Miscellaneous Commercial Services (0.0%)
1,506	Sabre Holdings Corp. (Class A)	36,897
	Miscellaneous Manufacturing (0.1%)
2,175	Dover Corp.	99,898
	Multi-Line Insurance (1.7%)
21,156	American International Group, Inc.	1,384,872
2,442	Hartford Financial Services Group, Inc. (The)	200,806
1,105	Loews Corp.	109,052
1,033	Safeco Corp.	53,974
		1,748,704
	Office Equipment/Supplies (0.1%)
826	Avery Dennison Corp.	49,345
1,709	Pitney Bowes, Inc.	73,043
		122,388
	Oil & Gas Pipelines (0.2%)
4,311	El Paso Corp.	58,026
784	Kinder Morgan, Inc.	75,460
3,735	Williams Companies, Inc. (The)	89,042
		222,528
	Oil & Gas Production (1.3%)
1,481	Anadarko Petroleum Corp.	159,681
2,049	Apache Corp.	154,761
2,407	Burlington Resources, Inc.	219,663
2,949	Devon Energy Corp.	201,151
1,526	EOG Resources, Inc.	129,008
1,282	Kerr-McGee Corp.	141,520
2,483	Occidental Petroleum Corp.	242,614
2,251	XTO Energy Inc.	110,479
		1,358,877

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing (0.5%)
2,288	Marathon Oil Corp.	$175,879
917	Sunoco, Inc.	87,298
3,344	Valero Energy Corp.	208,766
		471,943
	Oilfield Services/Equipment (0.7%)
1,590	Baker Hughes Inc.	123,130
1,624	BJ Services Co.	65,756
2,321	Halliburton Co.	184,636
858	National OilwellVarco, Inc.*	65,268
2,711	Schlumberger Ltd. (Netherlands Antilles)	345,517
		784,307
	Other Consumer Services (0.9%)
2,904	Apollo Group, Inc. (Class A)*	161,666
6,445	Block (H.&R.), Inc.	157,645
7,660	Cendant Corp.	128,228
12,237	eBay, Inc.*	527,415
		974,954
	Other Consumer Specialties (0.1%)
1,754	Fortune Brands, Inc.	131,480
	Other Metals/Minerals (0.1%)
456	Phelps Dodge Corp.	73,188

	Packaged Software (4.1%)
5,376	Adobe Systems, Inc.	213,535
2,500	Autodesk, Inc.	101,475
2,414	BMC Software, Inc.*	53,349
5,066	Computer Associates International, Inc.	138,302
4,298	Compuware Corp.*	35,416
1,982	Intuit Inc.*	103,718
958	Mercury Interactive Corp.*	33,290
100,781	Microsoft Corp.	2,836,985
4,236	Novell, Inc.*	41,259
41,240	Oracle Corp.*	518,387
3,016	Parametric Technology Corp.*	18,880
11,832	Symantec Corp.*	217,472
		4,312,068
	Personnel Services (0.1%)
1,601	Monster Worldwide, Inc.*	68,299
2,284	Robert Half International, Inc.	83,435
		151,734

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (0.1%)
1,679	Mylan Laboratories, Inc.	$33,076
801	Watson Pharmaceuticals, Inc.*	26,505
		59,581
	Pharmaceuticals: Major (5.0%)
11,789	Abbott Laboratories	508,695
14,834	Bristol-Myers Squibb Co.	338,067
22,679	Johnson & Johnson	1,304,950
8,600	Lilly (Eli) & Co.	486,932
16,653	Merck & Co., Inc.	574,528
55,900	Pfizer, Inc.	1,435,512
11,197	Schering-Plough Corp.	214,422
10,172	Wyeth	470,455
		5,333,561
	Pharmaceuticals: Other (0.3%)
992	Allergan, Inc.	115,469
2,578	Forest Laboratories, Inc.*	119,310
1,857	King Pharmaceuticals, Inc.*	34,819
		269,598
	Precious Metals (1.3%)
3,968	Agnico-Eagle Mines Ltd. (Canada)	97,295
1,642	Anglo Gold Ltd. (ADR)	100,458
2,944	Barrick Gold Corp. (Canada)	92,618
846	Freeport-McMoRan Copper & Gold, Inc. (Class B)	54,356
2,987	Glamis Gold Ltd. (Canada)*	95,494
4,628	Gold Fields Ltd. (ADR) (South Africa)	109,128
3,616	Goldcorp Inc. (Canada)	98,934
6,240	Harmony Gold Mining Copy Ltd.	116,251
8,764	Kinross Gold Corp	101,137
3,478	Meridian Gold Inc. (Canada)*	94,532
3,770	Newmont Mining Corp.	232,986
4,451	Pan American Silver Corp.	107,670
3,613	Placer Dome Inc. (Canada)	92,746
		1,393,605
	Property – Casualty Insurers (1.1%)
2,584	ACE Ltd. (Cayman Islands)	141,474
5,354	Allstate Corp. (The)	278,676
1,617	Chubb Corp. (The)	152,564
1,443	Cincinnati Financial Corp.	65,714
1,607	Progressive Corp. (The)	168,799
5,506	St. Paul Travelers Companies, Inc. (The)	249,862
1,144	XL Capital Ltd. (Class A) (Cayman Islands)	77,403
		1,134,492

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Railroads (0.6%)
2,806	Burlington Northern Santa Fe Corp.	$224,817
1,624	CSX Corp.	86,933
3,045	Norfolk Southern Corp.	151,763
1,989	Union Pacific Corp.	175,947
		639,460
	Real Estate Investment Trusts (0.6%)
877	Apartment Investment & Management Co. (Class A)	37,290
1,784	Archstone-Smith Trust	83,598
3,582	Equity Office Properties Trust	113,979
2,520	Equity Residential	106,873
1,693	Plum Creek Timber Co., Inc.	62,539
1,675	ProLogis	85,794
1,932	Simon Property Group, Inc.	160,047
		650,120
	Recreational Products (0.5%)
1,168	Brunswick Corp.	43,905
3,319	Electronic Arts, Inc.*	181,151
2,118	Hasbro, Inc.	44,902
4,764	Mattel, Inc.	78,606
4,962	Thor Industries, Inc.	211,629
		560,193
	Regional Banks (0.5%)
3,070	Northern Trust Corp.	160,285
12,588	U.S. Bancorp	376,507
		536,792
	Restaurants (0.2%)
1,007	Darden Restaurants, Inc.	40,945
5,759	Starbucks Corp.*	182,560
		223,505
	Semiconductors (3.7%)
4,925	Advanced Micro Devices, Inc.*	206,161
4,606	Altera Corp.*	88,942
4,604	Analog Devices, Inc.	183,101
3,825	Applied Micro Circuits Corp.*	12,584
3,496	Broadcom Corp. (Class A)*	238,427
5,008	Freescale Semiconductor Inc. (Class B)*	126,452
75,352	Intel Corp.	1,602,737
3,798	Linear Technology Corp.	141,324
4,892	LSI Logic Corp.*	44,762
4,055	Maxim Integrated Products, Inc.	166,417

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
7,616	Micron Technology, Inc.*	$111,803
4,244	National Semiconductor Corp.	119,723
2,087	NVIDIA Corp.*	93,832
2,282	PMC – Sierra, Inc.*	21,588
20,065	Texas Instruments Inc.	586,500
4,323	Xilinx, Inc.	121,736
		3,866,089
	Services to the Health Industry (0.4%)
1,325	Express Scripts, Inc.*	120,959
2,107	IMS Health Inc.	51,832
1,252	Laboratory Corp. of America Holdings*	73,430
2,679	Medco Health Solutions Inc.*	144,934
1,652	Quest Diagnostics Inc.	81,658
		472,813
	Specialty Insurance (0.1%)
883	Ambac Financial Group, Inc.	67,823
1,107	MBIA Inc.	68,147
		135,970
	Specialty Stores (0.6%)
1,969	AutoNation, Inc.*	43,889
607	AutoZone, Inc.*	59,334
3,257	Bed Bath & Beyond Inc.*	121,844
3,436	Office Depot, Inc.*	113,903
773	OfficeMax Inc.	22,085
8,099	Staples, Inc.	192,027
1,583	Tiffany & Co.	59,679
		612,761
	Specialty Telecommunications (0.2%)
1,300	CenturyTel, Inc.	43,290
3,337	Citizens Communications Co.	40,945
17,399	Qwest Communications International, Inc.*	104,742
		188,977
	Steel (0.1%)
476	Allegheny Technologies Inc.	24,681
754	Nucor Corp.	63,509
564	United States Steel Corp.	33,699
		121,889

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (2.1%)
1,311	ADC Telecommunications, Inc.*	$33,247
1,828	Andrew Corp.*	23,709
6,504	CIENA Corp.*	26,016
2,265	Comverse Technology, Inc.*	62,038
16,364	Corning, Inc.*	398,463
49,388	Lucent Technologies Inc.*	130,384
27,434	Motorola, Inc.	623,026
18,139	QUALCOMM Inc.	869,946
5,036	Tellabs, Inc.*	64,410
		2,231,239
	Tools/Hardware (0.2%)
961	Black & Decker Corp.	82,934
694	Snap-On, Inc.	27,850
866	Stanley Works (The)	42,469
		153,253
	Trucks/Construction/Farm Machinery (0.8%)
6,833	Caterpillar Inc.	463,961
508	Cummins Inc.	49,428
2,455	Deere & Co.	176,171
811	Navistar International Corp.*	22,059
1,733	PACCAR, Inc.	120,617
		832,236
	Wholesale Distributors (0.1%)
1,936	Genuine Parts Co.	82,338
	Total Common Stocks (Cost $79,589,478)	93,607,788

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (1.4%)
	Advertising/Marketing Services (0.0%)
$20	Interpublic Group of Companies, Inc. (The)	5.40%	11/15/09	18,500
10	WPP Finance (UK) Corp. – 144A** (United Kingdom)	5.875	06/15/14	10,078
				28,578
	Aerospace & Defense (0.0%)
15	Northrop Grumman Corp.	4.079	11/16/06	14,905
16	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664	09/15/13	16,574
				31,479

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Air Freight/Couriers (0.0%)
$10	Fedex Corp.	7.25%		02/15/11	$10,885
	Apparel/Footwear Retail (0.0%)
10	Limited Brands, Inc.	6.95		03/01/33	9,981
	Auto Parts: O.E.M. (0.0%)
15	Lear Corp. (Series B)	8.11		05/15/09	13,810
	Beverages: Alcoholic (0.0%)
15	FBG Finance Ltd. – 144A** (Australia)	5.125		06/15/15	14,460
	Cable/Satellite TV (0.1%)
20	Comcast Cable Communications Inc.	6.75		01/30/11	21,088
10	Cox Communications, Inc. – 144A**	4.625		01/15/10	9,666
20	Echostar DBS Corp.	6.375		10/01/11	19,600
					50,354
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	14,585
	Containers/Packaging (0.0%)
15	Sealed Air Corp. – 144A**	5.625		07/15/13	14,838
	Department Stores (0.0%)
15	Penny (JC) Co., Inc.	7.40		04/01/37	16,681
	Electric Utilities (0.2%)
20	Arizona Public Service Co.	5.80		06/30/14	20,245
25	Cincinnati Gas & Electric Co.	5.70		09/15/12	25,405
15	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	15,765
5	Detroit Edison Co. (The)	6.125		10/01/10	5,191
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,618
10	Entergy Gulf States, Inc.	4.81	††	12/01/09	9,772
10	Entergy Gulf States, Inc. – 144A**	5.21		12/08/08	10,008
10	Exelon Corp.	6.75		05/01/11	10,614
20	Monongahela Power Co.	5.00		10/01/06	19,979
10	Pacific Gas & Electric Co.	4.80		03/01/14	9,678
5	Pacific Gas & Electric Co.	6.05		03/01/34	5,108
5	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	4,866
30	PSEG Energy Holdings Inc.	8.625		02/15/08	31,725

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$10	Texas Eastern Transmission, LP	7.00%		07/15/32	$11,486
15	Wisconsin Electric Power Co.	3.50		12/01/07	14,597
					204,057
	Electrical Products (0.0%)
15	Cooper Industries Inc. – 144A**	5.25		11/15/12	14,974
	Electronics/Appliances (0.0%)
10	Eastman Kodak Co.	7.25		11/15/13	9,829
10	LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	9,768
					19,597
	Finance/Rental/Leasing (0.1%)
20	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	19,185
25	MBNA Corp.	4.72	††	05/05/08	25,215
5	MBNA Corp.	6.125		03/01/13	5,263
20	Nationwide Building Society – 144A** (United Kingdom)	4.25		02/01/10	19,431
20	Residential Capital Corp.	6.375		06/30/10	20,521
15	SLM Corp.	4.00		01/15/10	14,399
					104,014
	Financial Conglomerates (0.1%)
30	Citigroup Inc.	5.625		08/27/12	30,742
45	General Electric Capital Corp.	5.45		01/15/13	45,825
25	General Motors Acceptance Corp.	6.875		09/15/11	23,895
25	J.P. Morgan Chase & Co.	6.625		03/15/12	26,819
					127,281
	Food Major Diversified (0.0%)
10	ConAgra Foods, Inc.	7.00		10/01/28	10,569
	Food Retail (0.1%)
15	Albertson's Inc.	8.00		05/01/31	14,274
20	Kroger Co.	7.50		04/01/31	22,392
					36,666
	Gas Distributors (0.1%)
20	NiSource Finance Corp.	4.95	††	11/23/09	20,086
15	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A** (Qatar)	8.294		03/15/14	17,233
10	Sempra Energy	4.621		05/17/07	9,936
					47,255

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Home Furnishings (0.0%)
$5	Mohawk Industries, Inc. (Series D)	6.125%		01/15/16	$5,037
10	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	10,601
					15,638
	Hospital/Nursing Management (0.0%)
25	HCA, Inc.	6.30		10/01/12	25,003
	Hotels/Resorts/Cruiselines (0.0%)
25	Hyatt Equities LLC – 144A**	6.87		06/15/07	25,425
10	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	10,288
					35,713
	Household/Personal Care (0.0%)
20	Clorox Co. (The) – 144A**	4.61	††	12/14/07	20,047
	Insurance Brokers/Services (0.1%)
100	Farmers Exchange Capital – 144A**	7.05		07/15/28	104,385
25	Marsh & McLennan Companies, Inc.	5.375		07/15/14	24,436
					128,821
	Major Telecommunications (0.1%)
15	AT&T Corp.	9.75		11/15/31	18,603
15	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25		06/15/30	18,769
15	France Telecom S.A. (France)	8.75		03/01/31	19,661
10	SBC Communications, Inc.	6.15		09/15/34	9,878
10	Sprint Capital Corp.	8.75		03/15/32	13,116
15	Telecom Italia Capital SpA – 144A** (Luxembourg)	4.00		01/15/10	14,262
					94,289
	Managed Health Care (0.0%)
20	Health Net, Inc.	9.875		04/15/11	23,198
10	WellPoint Inc. – 144A**	4.25		12/15/09	9,710
					32,908
	Media Conglomerates (0.0%)
10	News America Inc.	7.28		06/30/28	10,785
	Medical Distributors (0.0%)
10	AmerisourceBergen Corp. – 144A**	5.63		09/15/12	10,075

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Motor Vehicles (0.1%)
$5	DaimlerChrysler North American Holdings Co.	8.50%	01/18/31	$6,080
55	General Motors Corp.	8.375	07/15/33	40,975
				47,055
	Multi-Line Insurance (0.1%)
35	AIG Sun America Global Finance VI – 144A**	6.30	05/10/11	37,006
10	American General Finance Corp. (Series MTNI)	4.625	05/15/09	9,895
10	AXA Financial Inc.	6.50	04/01/08	10,338
				57,239
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125	06/15/12	16,248
	Property – Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Holdings, Ltd. – 144A**	6.37	11/16/07	10,015
15	Platinum Underwriters Finance Holdings, Ltd. – 144A**	7.50	06/01/17	15,336
20	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	19,951
25	XLLIAC Global Funding – 144A**	4.80	08/10/10	24,607
				69,909
	Publishing: Newspapers (0.0%)
10	Knight Ridder, Inc.	5.75	09/01/17	8,581
	Pulp & Paper (0.1%)
40	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	34,400
30	Bowater Canada Finance (Canada)	7.95	11/15/11	29,100
10	Sappi Papier Holding AG – 144A** (Austria)	6.75	06/15/12	9,383
				72,883
	Railroads (0.0%)
12	Burlington North Santa Fe Railway Co.	4.575	01/15/21	11,895
5	Union Pacific Corp.	6.625	02/01/08	5,150
10	Union Pacific Corp.	6.65	01/15/11	10,609
				27,654
	Regional Banks (0.0%)
15	Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	14,719
	Savings Banks (0.1%)
35	Household Finance Corp.	8.00	07/15/10	38,897
13	Washington Mutual Inc.	8.25	04/01/10	14,395
				53,292

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Trucks/Construction/Farm Machinery (0.0%)
$20	Caterpillar Financial Services Corp. (Series MTNF)	4.44	††%	08/20/07		$20,046
	Total Corporate Bonds (Cost $1,546,180)					1,530,969
	U.S. Government & Agencies Obligations (5.9%)
	Federal Home Loan Mortgage Corp.
250		5.00			***	246,953
250		5.50			***	251,406
	Federal National Mortgage Assoc.
720		6.50		11/01/34		739,303
100		7.00		07/01/29		104,255
44		7.00		04/01/32		45,259
450		7.00		11/01/34		467,739
195		7.00		12/01/35		203,233
	U.S. Treasury Bonds
400		0.00		02/15/25		162,431
1,000		6.125		08/15/29		1,197,032
85		6.375		08/15/27		103,624
	U.S. Treasury Notes
400		3.50		11/15/06		396,734
100		4.250		11/15/13		98,102
2,130		5.625		05/15/08		2,181,420
	U.S. Treasury Strips
125		0.00		02/15/27		46,365
	Total U.S. Government & Agencies Obligations (Cost $6,312,805)					6,243,856
	Convertible Bonds (1.8%)
	Airlines (0.4%)
350	Continental Airlines Inc.	5.00		06/15/23		452,375
	Electronic Equipment/Instruments (0.3%)
300	JDS Uniphase Corp.	0.00		11/15/10		276,750
	Hotels/Resorts/Cruiselines (0.2%)
200	Starwood Hotels & Resorts Worldwide, Inc.	3.50		05/16/23		246,250
	Internet Retail (0.3%)
300	Amazon.com, Inc.	4.75		02/01/09		291,375

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Oilfield Services/Equipment (0.3%)
$200	Schlumberger Ltd.	2.13%		06/01/23	$331,500
	Pharmaceuticals: Generic Drugs (0.3%)
250	Ivax Corp.	1.50		03/01/24	275,000
	Total Convertible Bonds (Cost $1,553,627)				1,873,250
	Asset-Backed Securites (0.6%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	4.58	††	12/15/09	150,295
3	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	3,022
100	Capital Auto Receivables Asset Trust 2003-3 A3B	4.55	††	01/15/08	100,115
100	GE Capital Credit Card Master Note Trust 2004-1 A	4.52		06/15/10	100,121
100	GE Capital Credit Card Master Note Trust 2004-2 A	4.51	††	09/15/10	100,133
100	GE Dealer Floorplan Master Note Trust 2004-1 A	4.54		07/20/08	100,066
13	Residential Asset Securities Corp. 2004-KSB AI1	4.69	††	10/25/22	13,328
49	SLM Student Loan Trust 2004-9 A2	4.63	††	10/25/12	48,747
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	24,682
8	Wachovia Auto Owner Trust 2004-B A2	2.40		05/21/07	7,666
8	World Omni Auto Receivables Trust 2004-A A2	2.58		07/12/07	8,253
	Total Asset-Backed Securites (Cost $656,457)				656,428
	Collateralized Mortgage Obligations (0.4%)
50	Harborview Mortgage	4.76		03/19/37	50,000
225	Structured Asset	4.75		02/25/36	225,000
49	Washington Mutual Bank	4.78		11/25/45	49,020
64	Washington Mutual Bank	4.80		04/25/45	64,067
	Total Collateralized Mortgage Obligations (Cost $388,014)				388,087

NUMBER OF SHARES
Convertible Preferred Stock (0.2%)
Life/Health Insurance
8,800	MetLife, Inc. (Series B) $1.5938 (Cost $227,920)	242,000

PRINCIPAL AMOUNT IN THOUSANDS
Foreign Government Obligation (0.0%)
$30	United Mexican States (Mexico) (Series MTN) (Cost $33,585)	8.375	01/14/11	34,125

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (2.2%)
	U.S. Government Obligation (a) (0.0%)
$50	U.S. Treasury Bills (Cost $49,042)	4.26%	07/13/06	$49,042
	Repurchase Agreement (2.2%)
1,053	Joint repurchase agreement account (dated 01/31/06; proceeds $2,288,283) (b) (Cost $2,288,000)	4.445	02/01/06	2,288,000
	Total Short-Term Investments (Cost $2,337,042)			2,337,042
	Total Investments (Cost $92,645,108) (c) (d)		101.0%	106,913,545
	Liabilities in Excess of Other Assets		(1.0)	(1,109,021)
	Net Assets		100.0%	$105,804,524

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.
†	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $176,750.
††	Rate shown is the rate in effect at January 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $14,845,096 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $93,209,885. The aggregate gross unrealized appreciation is $16,073,240 and the aggregate gross unrealized depreciation is $2,369,580, resulting in net unrealized appreciation of $13,703,660.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2006 continued

Futures Contracts Open at January 31, 2006:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
55	Long	NASDAQ-100 E-Mini March 2006	$1,891,450	$(8,827)
17	Short	US Treasury Notes 2 Year, March 2006	(3,482,344)	5,088
24	Short	US Treasury Notes 5 Year, March 2006	(2,537,926)	8,658
4	Short	US Treasury Notes 5 Year, June 2006	(422,750)	348
39	Long	US Treasury Notes 10 Year, March 2006	4,229,563	(15,137)
6	Long	US Treasury Notes 10 Year, June 2006	650,062	(720)
18	Short	US Treasury Bonds 30 Year, March 2006	(2,031,188)	(9,756)
		Net Unrealized Depreciation		$(20,346)

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2006

Assets:
Investments in securities, at value (cost $92,645,108)	$106,913,545
Cash	37,525
Receivable for:
Investments sold	715,958
Interest	108,487
Dividends	48,663
Shares of beneficial interest sold	106
Prepaid expenses and other assets	27,557
Total Assets	107,851,841
Liabilities:
Payable for:
Investments purchased	1,447,617
Shares of beneficial interest redeemed	352,469
Distribution fee	83,480
Investment advisory fee	63,046
Variation margin	8,826
Administration fee	7,528
Transfer agent fee	15,418
Accrued expenses and other payables	68,933
Total Liabilities	2,047,317
Net Assets	$105,804,524
Composition of Net Assets:
Paid-in-capital	$91,894,819
Net unrealized appreciation	14,248,091
Accumulated undistributed net investment income	4,607
Accumulated net realized loss	(342,993)
Net Assets	$105,804,524
Class A Shares:
Net Assets	$12,690,757
Shares Outstanding (unlimited authorized, $.01 par value)	1,119,092
Net Asset Value Per Share	$11.34
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.97
Class B Shares:
Net Assets	$78,622,631
Shares Outstanding (unlimited authorized, $.01 par value)	7,039,105
Net Asset Value Per Share	$11.17
Class C Shares:
Net Assets	$12,028,996
Shares Outstanding (unlimited authorized, $.01 par value)	1,077,266
Net Asset Value Per Share	$11.17
Class D Shares:
Net Assets	$2,462,140
Shares Outstanding (unlimited authorized, $.01 par value)	216,140
Net Asset Value Per Share	$11.39

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Operations

For the year ended January 31, 2006

Net Investment Loss:
Income
Dividends	$1,799,364
Interest	525,746
Total Income	2,325,110
Expenses
Distribution fee (Class A shares)	35,710
Distribution fee (Class B shares)	928,130
Distribution fee (Class C shares)	141,233
Investment advisory fee	836,791
Transfer agent fees and expenses	117,018
Administration fee	99,915
Custodian fees	97,190
Shareholder reports and notices	87,331
Professional fees	80,970
Registration fees	49,637
Tax expense	13,535
Trustees' fees and expenses	1,991
Other	23,122
Total Expenses	2,512,573
Net Investment Loss	(187,463)
Net Realized and Unrealized Gain:
Net Realized Gain/Loss on:
Investments	1,579,452
Futures contracts	100,261
Options contracts	(18,200)
Net Realized Gain	1,661,513
Net Change in Unrealized Appreciation/Depreciation on:
Investments	7,874,301
Futures contracts	(17,134)
Net Appreciation	7,857,167
Net Gain	9,518,680
Net Increase	$9,331,217

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(187,463)	$398,662
Net realized gain	1,661,513	14,693,417
Net change in unrealized appreciation	7,857,167	(11,134,676)
Net Increase	9,331,217	3,957,403
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(30,703)	(146,436)
Class B shares	(106,787)	(156,304)
Class C shares	(20,999)	(25,204)
Class D shares	(8,201)	(72,064)
Net realized gain
Class A shares	(280,315)	(1,657,944)
Class B shares	(1,746,235)	(11,996,031)
Class C shares	(267,702)	(1,697,139)
Class D shares	(61,375)	(630,134)
Total Dividends and Distributions	(2,522,317)	(16,381,256)
Net decrease from transactions in shares of beneficial interest	(55,804,778)	(47,024,636)
Net Decrease	(48,995,878)	(59,448,489)
Net Assets:
Beginning of period	154,800,402	214,248,891
End of Period (Including accumulated undistributed net investment income of $4,607 and $172,222, respectively)	$105,804,524	$154,800,402

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is selecting securities to maximize total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Option — When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,682,135 at January 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

The Distributor has informed the Fund that for the year ended January 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $503,512 and $1,585, respectively and received $8,156 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2006 aggregated $79,402,179 and $140,218,870, respectively. Included in the aforementioned transactions are purchases and sales/prepayments of U.S. Government Securities of $18,426,235 and $23,926,525, respectively.

For the year ended January 31, 2006, the Fund incurred brokerage commissions of $15,477 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JANUARY 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	130,412	$1,398,758	382,760	$4,288,847
Conversion from Class B	446,198	4,656,810	—	—
Reinvestment of dividends and distributions	26,104	284,217	150,624	1,650,200
Redeemed	(945,211)	(10,159,118)	(1,015,352)	(11,300,294)
Net decrease – Class A	(342,497)	(3,819,333)	(481,968)	(5,361,247)
CLASS B SHARES
Sold	193,023	2,051,630	1,105,328	12,362,538
Conversion to Class A	(450,707)	(4,656,810)	—	—
Reinvestment of dividends and distributions	157,594	1,696,218	1,021,928	11,109,253
Redeemed	(3,903,323)	(41,668,802)	(4,983,593)	(54,958,695)
Net decrease – Class B	(4,003,413)	(42,577,764)	(2,856,337)	(31,486,904)
CLASS C SHARES
Sold	59,450	636,808	193,028	2,140,499
Reinvestment of dividends and distributions	24,827	267,182	146,728	1,594,805
Redeemed	(612,837)	(6,563,942)	(672,931)	(7,434,605)
Net decrease – Class C	(528,560)	(5,659,952)	(333,175)	(3,699,301)
CLASS D SHARES
Sold	12,403	135,637	79,027	885,410
Reinvestment of dividends and distributions	5,753	62,699	59,339	651,744
Redeemed	(366,432)	(3,946,065)	(713,229)	(8,014,338)
Net decrease – Class D	(348,276)	(3,747,729)	(574,863)	(6,477,184)
Net decrease in Fund	(5,222,746)	$(55,804,778)	(4,246,343)	$(47,024,636)

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease the Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005
Ordinary income	$1,866,038	$15,691,208
Long-term capital gains	656,279	690,048
Total distributions	$2,522,317	$16,381,256

As of January 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$46,398
Undistributed long-term gains	159,880
Net accumulated earnings	206,278
Temporary differences	(233)
Net unrealized appreciation	13,703,660
Total accumulated earnings	$13,909,705

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2006 continued

As of January 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles. mark-to-market of open futures contracts and tax adjustment on real estate investment trusts ("REITs") held by the Fund and permanent book/tax differences primarily attributable to tax adjustments on REITs sold/held by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $13,090, accumulated net realized loss was charged $173,448 and accumulated undistributed net investment income was credited $186,538.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Allocator Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.62	$11.39	$10.00
Income from investment operations:
Net investment income‡	0.05	0.09	0.05
Net realized and unrealized gain	0.91	0.32	1.67
Total income from investment operations	0.96	0.41	1.72
Less dividends and distributions from:
Net investment income	(0.02)	(0.10)	—
Net realized gain	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.24)	(1.18)	(0.33)
Net asset value, end of period	$11.34	$10.62	$11.39
Total Return†	9.25%	3.57%	17.16	% (1)
Ratios to Average Net Assets(3):
Expenses	1.38%	1.23%	1.23	% (2)
Net investment income	0.49%	0.84%	0.47	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$12,691	$15,527	$22,141
Portfolio turnover rate	64%	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.54	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.03)	0.01	(0.03)
Net realized and unrealized gain	0.89	0.31	1.67
Total income from investment operations	0.86	0.32	1.64
Less dividends and distributions from:
Net investment income	(0.01)	(0.01)	—
Net realized gain	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.23)	(1.09)	(0.33)
Net asset value, end of period	$11.17	$10.54	$11.31
Total Return†	8.37%	2.84%	16.36	% (1)
Ratios to Average Net Assets(3):
Expenses	2.13%	1.98%	2.02	% (2)
Net investment income (loss)	(0.26)%	0.09%	(0.32)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$78,623	$116,344	$157,175
Portfolio turnover rate	64%	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.54	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.03)	0.01	(0.03)
Net realized and unrealized gain	0.90	0.32	1.67
Total income from investment operations	0.87	0.33	1.64
Less dividends and distributions from:
Net investment income	(0.02)	(0.02)	—
Net realized gain	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.24)	(1.10)	(0.33)
Net asset value, end of period	$11.17	$10.54	$11.31
Total Return†	8.41%	2.76%	16.36	%(1)
Ratios to Average Net Assets(3):
Expenses	2.13%	1.96%	2.02	%(2)
Net investment income (loss)	(0.26)%	0.11%	(0.32)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$12,029	$16,920	$21,927
Portfolio turnover rate	64%	126%	239	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.65	$11.42	$10.00
Income from investment operations:
Net investment income‡	0.08	0.12	0.07
Net realized and unrealized gain	0.90	0.32	1.68
Total income from investment operations	0.98	0.44	1.75
Less dividends and distributions from:
Net investment income	(0.02)	(0.13)	—
Net realized gain	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.24)	(1.21)	(0.33)
Net asset value, end of period	$11.39	$10.65	$11.42
Total Return†	9.44%	3.84%	17.46	% (1)
Ratios to Average Net Assets(3):
Expenses	1.13%	0.98%	1.02	% (2)
Net investment income	0.74%	1.09%	0.68	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$2,462	$6,009	$13,006
Portfolio turnover rate	64%	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Allocator Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Allocator Fund (the "Fund"), including the portfolio of investments, as of January 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Allocator Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 23, 2006

Morgan Stanley Allocator Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Dean Witter Realty Inc.	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Office (since May 2003) of the Van Kampen Funds; Managing Director of Morgan Stanley, Morgan Stanley Investment Management and Morgan Stanley & Co. Incorporated; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director and (since May 2002) Director, Morgan Stanley Investment Management Inc., Managing Director and (since January 2005) Director of Van Kampen Asset Management and Van Kampen Investments Inc. Director, President (since February 2006) and Chief Executive Officer (since February 2006) of Morgan Stanley Services Company Inc., Director of Moran Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operating Officer of Morgan Stanley Investment Management Inc., Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc. (November 2003 to February 2006).
J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Retail and Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc. Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management, Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; Vice President of the Retail Funds and (since July 2003) the Institutional Funds; Formerly, General Counsel (May 2000-February 2006) of Morgan Stanley Investment Management; Secretary (October 2003 to February 2006), General Counsel (May 2004 to February 2006) and Director (July 1998 to January 2005) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Secretary and General Counsel of Morgan Stanley Investment Management Inc. (November 2002 to February 2006); Secretary and Director of Morgan Stanley Distributors Inc.; Secretary (February 1997 to July 2003) and General Counsel (February 1997 to April 2004) of the Morgan Stanley Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (February 1997 to December 2001).

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc.; Secretary (since February 2006) of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer (since February 2005) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. and (since June 2004) of Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc. Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of Van Kampen Asset Management Inc., Van Kampen Advisors Inc. and Van Kampen Investments Inc. (December 2002 to February 2006); Secretary of Morgan Stanley Distribution, Inc. (October 2005 to February 2006).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Treasurer and Chief Financial Officer of the Morgan Stanley Retail Funds (since July 2003). Formerly Vice President of the Retail Funds (September 2002-July 2003).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Assistant Treasurer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc. and Morgan Stanley Distributors Inc.; Vice President of the Retail Funds. Formerly, Treasurer of the Retail Funds (April 1989-July 2003).

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

2006 Federal Tax Notice (unaudited)

During the fiscal year ended January 31, 2006, 56.54% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 51.59% of the Fund's ordinary dividends paid during the fiscal year ended January 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Also during the fiscal year ended January 31, 2006, the Fund paid to its shareholders $0.063 per share from long-term capital gains.

Of the Fund's ordinary dividends paid during the fiscal year, 4.84% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

39947RPT-RA06-00228P-Y01/06	MORGAN STANLEY FUNDS
Morgan Stanley Allocator Fund Annual Report January 31, 2006

Item 2.  Code of Ethics.

(a)   The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005
                                                            REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES.........................           $ 36,516            N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.......           $    540(2)         $5,190,300 (2)
                        TAX FEES.................           $  5,489(3)         $2,044,491 (4)
                        ALL OTHER FEES...........           $   --              $    --
              TOTAL NON-AUDIT FEES...............           $  6,029            $7,234,791

              TOTAL..............................           $ 42,545            $7,234,791

           2004
                                                            REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES.........................           $ 34,782            N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.......           $    452(2)         $3,746,495(2)
                        TAX FEES.................           $  5,576(3)         $   79,800(4)
                        ALL OTHER FEES...........           $   --              $    --   (5)
              TOTAL NON-AUDIT FEES...............           $  6,028            $3,826,295

              TOTAL..............................           $ 40,810            $3,826,295

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------------------
(1)   This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
      and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          ---------------------------
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

                                       7

          Morgan Stanley Institutional Funds
          ----------------------------------
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o      honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o      full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o      compliance with applicable laws and governmental rules and regulations;

         o      prompt internal reporting of violations of the Code to an
                appropriate person or persons identified in the Code; and

         o      accountability for adherence to the Code.

                Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW.  A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o      use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the
                Fund whereby the Covered Officer would benefit personally
                (directly or indirectly);

         o      cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o      use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the
                Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o      service or significant business relationships as a director on the board of any public or private company;

         o      accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective
                business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment;
                provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any
                question of impropriety;

         o      any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o      a direct or indirect financial interest in commissions,
                transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o      Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

         o      each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
                Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o      each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public
                communications made by the Funds; and

                                       13

         o      it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o      upon adoption of the Code (thereafter as applicable, upon
                becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o      annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o      not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o      notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o      the General Counsel will take all appropriate action to
                investigate any potential violations reported to him;

         o      if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o      any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o      if the directors/trustees/managing general partners who are not
                "interested persons" as defined by the Investment Company Act
                (the "Independent Directors/Trustees/Managing General Partners")
                of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------------------
(2)   Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

                policies and procedures; notification to appropriate
                personnel of the investment adviser or its board; or a
                recommendation to dismiss the Covered Officer or other
                appropriate disciplinary actions;

         o      the Independent Directors/Trustees/Managing General Partners of
                the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o      any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

      TAXABLE MONEY MARKET FUNDS
      --------------------------

1.    Active Assets Government Securities Trust ("AA Government")
2.    Active Assets Institutional Government Securities Trust ("AA Institutional
      Government")
3.    Active Assets Institutional Money Trust ("AA Institutional Money")
4.    Active Assets Money Trust ("AA Money")
5.    Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.    Morgan Stanley U.S. Government Money Market Trust ("Government Money")

      TAX-EXEMPT MONEY MARKET FUNDS
      -----------------------------

7.    Active Assets California Tax-Free Trust ("AA California")
8.    Active Assets Tax-Free Trust ("AA Tax-Free")
9.    Morgan Stanley California Tax-Free Daily Income Trust ("California
      Tax-Free Daily")
10.   Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.   Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

      EQUITY FUNDS
      ------------

12.   Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13.   Morgan Stanley Allocator Fund ("Allocator Fund")+
14.   Morgan Stanley American Opportunities Fund ("American Opportunities")+
15.   Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16.   Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17.   Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18.   Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19.   Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20.   Morgan Stanley European Equity Fund Inc. ("European Equity")+
21.   Morgan Stanley Financial Services Trust ("Financial Services")+
22.   Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23.   Morgan Stanley Global Advantage Fund ("Global Advantage")+
24.   Morgan Stanley Global Dividend Growth Securities ("Global Dividend
      Growth")+

                                       17

25.   Morgan Stanley Global Utilities Fund ("Global Utilities")+
26.   Morgan Stanley Growth Fund ("Growth Fund")+
27.   Morgan Stanley Health Sciences Trust ("Health Sciences")+
28.   Morgan Stanley Income Builder Fund ("Income Builder")+
29.   Morgan Stanley Information Fund ("Information Fund")+
30.   Morgan Stanley International Fund ("International Fund")+
31.   Morgan Stanley International SmallCap Fund ("International SmallCap")+
32.   Morgan Stanley International Value Equity Fund ("International Value")+
33.   Morgan Stanley Japan Fund ("Japan Fund")+
34.   Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35.   Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36.   Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
          o     Domestic Portfolio
37.   Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38.   Morgan Stanley Natural Resource Development Securities Inc. ("Natural
      Resource")+
39.   Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40.   Morgan Stanley Real Estate Fund ("Real Estate")+
41.   Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special
      Value")+
42.   Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43.   Morgan Stanley Special Growth Fund ("Special Growth")+
44.   Morgan Stanley Special Value Fund ("Special Value")+
45.   Morgan Stanley Total Market Index Fund ("Total Market Index")+
46.   Morgan Stanley Total Return Trust ("Total Return")+
47.   Morgan Stanley Utilities Fund ("Utilities Fund")+
48.   Morgan Stanley Value Fund ("Value Fund")+

      BALANCED FUNDS
      --------------

49.   Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50.   Morgan Stanley Balanced Income Fund ("Balanced Income")+

      ASSET ALLOCATION FUND
      ---------------------

51.   Morgan Stanley Strategist Fund ("Strategist Fund")+

      TAXABLE FIXED-INCOME FUNDS
      --------------------------

52.   Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53.   Morgan Stanley Flexible Income Trust ("Flexible Income")+
54.   Morgan Stanley Income Trust ("Income Trust")+
55.   Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56.   Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57.   Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58.   Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
      Treasury")
59.   Morgan Stanley Total Return Income Securities Fund ("Total Return
      Income")+

                                       18

60.   Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

      TAX-EXEMPT FIXED-INCOME FUNDS
      -----------------------------

61.   Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62.   Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63.   Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64.   Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

      SPECIAL PURPOSE FUNDS
      ---------------------

65.   Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
         o     American Opportunities Portfolio
         o     Balanced Growth Portfolio
         o     Capital Opportunities Portfolio
         o     Developing Growth Portfolio
         o     Dividend Growth Portfolio
         o     Equally-Weighted S&P 500 Portfolio
         o     Flexible Income Portfolio
         o     Global Equity Portfolio
         o     Growth Portfolio
         o     Money Market Portfolio
         o     Utilities Portfolio

66.   Morgan Stanley Variable Investment Series ("Variable Investment")
         o     Aggressive Equity Portfolio
         o     Dividend Growth Portfolio
         o     Equity Portfolio
         o     European Growth Portfolio
         o     Global Advantage Portfolio
         o     Global Dividend Growth Portfolio
         o     High Yield Portfolio
         o     Income Builder Portfolio
         o     Information Portfolio
         o     Limited Duration Portfolio
         o     Money Market Portfolio
         o     Quality Income Plus Portfolio
         o     S&P 500 Index Portfolio
         o     Strategist Portfolio
         o     Utilities Portfolio

      CLOSED-END RETAIL FUNDS
      -----------------------

      TAXABLE FIXED-INCOME CLOSED-END FUNDS
      -------------------------------------

                                       19

67.   Morgan Stanley Government Income Trust ("Government Income")
68.   Morgan Stanley Income Securities Inc. ("Income Securities")
69.   Morgan Stanley Prime Income Trust ("Prime Income")

      TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
      ----------------------------------------

70.   Morgan Stanley California Insured Municipal Income Trust ("California
      Insured Municipal")
71.   Morgan Stanley California Quality Municipal Securities ("California
      Quality Municipal")
72.   Morgan Stanley Insured California Municipal Securities ("Insured
      California Securities")
73.   Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74.   Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
75.   Morgan Stanley Insured Municipal Securities ("Insured Municipal
      Securities")
76.   Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77.   Morgan Stanley Municipal Income Opportunities Trust ("Municipal
      Opportunities")
78.   Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
      Opportunities II")
79.   Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
      Opportunities III")
80.   Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81.   Morgan Stanley New York Quality Municipal Securities ("New York Quality
      Municipal")
82.   Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
83.   Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
      Investment")
84.   Morgan Stanley Quality Municipal Securities ("Quality Municipal
      Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------
OPEN-END INSTITUTIONAL FUNDS

1.    Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

      Active Portfolios:
          o    Active International Allocation Portfolio
          o    Emerging Markets Portfolio
          o    Emerging Markets Debt Portfolio
          o    Equity Growth Portfolio
          o    European Real Estate Portfolio
          o    Focus Equity Portfolio
          o    Global Franchise Portfolio

                                       20

          o    Global Value Equity Portfolio
          o    International Equity Portfolio
          o    International Magnum Portfolio
          o    International Small Cap Portfolio
          o    Money Market Portfolio
          o    Municipal Money Market Portfolio
          o    Small Company Growth Portfolio
          o    U.S. Real Estate Portfolio
          o    Value Equity Portfolio

         Inactive Portfolios*:

          o    China Growth Portfolio
          o    Gold Portfolio
          o    Large Cap Relative Value Portfolio
          o    MicroCap Portfolio
          o    Mortgage-Backed Securities Portfolio
          o    Municipal Bond Portfolio
          o    U.S. Equity Plus Portfolio

2.    Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

      Active Portfolios:

          o    Advisory Foreign Fixed Income II Portfolio
          o    Advisory Foreign Fixed Income Portfolio
          o    Advisory Mortgage Portfolio
          o    Balanced Portfolio
          o    Core Plus Fixed Income Portfolio
          o    Equity Portfolio
          o    High Yield Portfolio
          o    Intermediate Duration Portfolio
          o    International Fixed Income Portfolio
          o    Investment Grade Fixed Income Portfolio
          o    Limited Duration Portfolio
          o    Mid-Cap Growth Portfolio
          o    Municipal Portfolio
          o    U.S. Core Fixed Income Portfolio
          o    U.S. Mid-Cap Value Portfolio
          o    U.S. Small-Cap Value Portfolio
          o    Value Portfolio

-----------------------
* Have not commenced or have ceased operations

                                       21

      Inactive Portfolios*:
          o    Balanced Plus Portfolio
          o    Growth Portfolio
          o    Investment Grade Credit Advisory Portfolio
          o    Mortgage Advisory Portfolio
          o    New York Municipal Portfolio
          o    Targeted Duration Portfolio
          o    Value II Portfolio

3.    The Universal Institutional Funds, Inc. ("Universal Funds")

      Active Portfolios:

          o    Core Plus Fixed Income Portfolio
          o    Emerging Markets Debt Portfolio
          o    Emerging Markets Equity Portfolio
          o    Equity and Income Portfolio
          o    Equity Growth Portfolio
          o    Global Franchise Portfolio
          o    Global Value Equity Portfolio
          o    High Yield Portfolio
          o    International Magnum Portfolio
          o    Mid-Cap Growth Portfolio
          o    Money Market Portfolio
          o    Small Company Growth Portfolio
          o    Technology Portfolio
          o    U.S. Mid-Cap Value Portfolio
          o    U.S. Real Estate Portfolio
          o    Value Portfolio

      Inactive Portfolios*:

          o    Balanced Portfolio
          o    Capital Preservation Portfolio
          o    Core Equity Portfolio
          o    International Fixed Income Portfolio
          o    Investment Grade Fixed Income Portfolio
          o    Latin American Portfolio
          o    Multi-Asset Class Portfolio
          o    Targeted Duration Portfolio

4.    Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

----------------------
* Have not commenced or have ceased operations

                                       22

      Active Portfolios:

          o    Government Portfolio
          o    Money Market Portfolio
          o    Prime Portfolio
          o    Tax-Exempt Portfolio
          o    Treasury Portfolio

      Inactive Portfolios*:

          o    Government Securities Portfolio
          o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.    Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.    Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.    Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.    Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.    Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.   Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.   The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12    The Malaysia Fund, Inc. ("Malaysia Fund")
13.   The Thai Fund, Inc. ("Thai Fund")
14.   The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15.   Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.    Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.    Morgan Stanley Absolute Return Fund
2.    Morgan Stanley Institutional Fund of Hedge Funds II

----------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 23, 2006
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------
I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 23, 2006
                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial  Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 23, 2006                       /s/ Ronald E. Robison
                                           ---------------------------
                                           Ronald E. Robison
                                           Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 23, 2006                   /s/ Francis Smith
                                       ----------------------
                                       Francis Smith
                                       Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.